Estimated amounts to be amortized from Accumulated other Comprehensive Earnings Over Next Fiscal Year (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans - U.S.
Defined Benefit Plan Disclosure [Line Items]
Prior service (benefit) cost	$ 0
Net (gain) loss	27
Total	27
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (benefit) cost	1
Net (gain) loss	18
Total	19
Postretirement Benefits Other than Pension - U.S.
Defined Benefit Plan Disclosure [Line Items]
Prior service (benefit) cost	(17)
Net (gain) loss	1
Total	(16)
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (benefit) cost	(6)
Net (gain) loss	1
Total	$ (5)